Income Taxes - Reconciliation Between Provision for (Benefit from) Income Taxes Computed by Applying US Federal Tax Rate to Income (Loss) Before Income Taxes and Actual Provision for Income Taxes (Detail)
	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Provision (benefit) at statutory rate			(35.00%)	(35.00%)	(35.00%)
Difference between statutory rate and foreign effective rate			2.00%	46.00%	27.00%
Change in valuation allowance			30.00%	(1.00%)	8.00%
Gain from sale of inventory to foreign subsidiaries					2.00%
Subpart F income			4.00%
Stock-based compensation			2.00%	13.00%	1.00%
Tax credits				(16.00%)	(2.00%)
Non-deductible expenses			3.00%
Withholding Tax				10.00%
Total	44.10%	37.75%	6.00%	17.00%	1.00%